Average Annual Total Returns{- Fidelity Simplicity RMD 2020 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-12 - Fidelity Simplicity RMD 2020 Fund	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNM Past 1 year	IXZNM Past 5 years	IXZNM Past 10 years
Total	12.63%	8.85%	7.85%	11.57%	7.31%	6.62%	7.82%	6.57%	5.97%	7.51%	4.44%	3.84%	11.91%	8.99%	8.29%